Segment information - Segment revenues - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Revenue	€ 42,522	€ 42,270	€ 42,238
Operating segments [member] | Fixed only broadband [member]
Disclosure of operating segments [line items]
Revenue	2,862	2,748	2,699
Operating segments [member] | Fixed only narrowband [member]
Disclosure of operating segments [line items]
Revenue	1,010	1,212	1,387
Operating segments [member] | Voice services [member]
Disclosure of operating segments [line items]
Revenue	1,106	1,237	1,289
Operating segments [member] | Data services [member]
Disclosure of operating segments [line items]
Revenue	2,527	2,614	2,674
Operating segments [member] | Enterprise, operating segment [member]
Disclosure of operating segments [line items]
Revenue	7,757	7,807	7,820
Operating segments [member] | Enterprise, operating segment [member] | FRANCE
Disclosure of operating segments [line items]
Revenue	5,118	5,071	5,233
Operating segments [member] | Enterprise, operating segment [member] | SPAIN
Disclosure of operating segments [line items]
Revenue	13	13	21
Operating segments [member] | Enterprise, operating segment [member] | Europe, excluding France and Spain [member]
Disclosure of operating segments [line items]
Revenue	1,294	1,287	1,077
Operating segments [member] | Enterprise, operating segment [member] | Countries other than Europe [member]
Disclosure of operating segments [line items]
Revenue	1,331	1,436	1,489
Operating segments [member] | International Carriers and Shared Services, operating segment [member]
Disclosure of operating segments [line items]
Revenue	1,515	1,450	1,498
Operating segments [member] | International Carriers and Shared Services, operating segment [member] | FRANCE
Disclosure of operating segments [line items]
Revenue	€ 1,353	€ 1,305	€ 1,374